JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
June 11, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of the
Funds listed in Appendix A (the “Funds”)
File Nos. 2-95973 and 811-4236
Ladies and Gentlemen:
On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Class A, Class C, Class I and Class R6 Shares of the Funds. These exhibits contain the risk/return summary information in the prospectus for the Funds dated November 1, 2018, as supplemented. The purpose of this filing is to submit the XBRL information from the 497 filing dated June 3, 2019.
Please contact the undersigned at (212) 648-0919 if you have any questions concerning this filing.
Very truly yours,
/s/ Carmine Lekstutis

Carmine Lekstutis
Assistant Secretary

Appendix A
JPMorgan Investor Funds
JPMorgan Investor Conservative Income Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase